EMPLOYEE BENEFITS - Defined benefit pension plan - Historical actuarial remeasurements (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (2,752,097)	R$ (3,573,044)	R$ (3,841,213)	R$ (5,409,065)	R$ (5,921,285)
Fair value of plan assets	2,871,304	3,383,887	3,499,475	4,647,361	4,652,000
Surplus (Deficit)	119,207	(189,157)	(341,738)	(761,704)	(1,269,285)
Present value of obligations
Historical actuarial remeasurements
Experience adjustments on plan liabilities (Gain)	(119,823)	117,644	(1,058,898)	(457,421)	467,106
Plan assets
Historical actuarial remeasurements
Experience adjustments on plan assets (Gain)	R$ 6,340	R$ (214,503)	R$ 791,672	R$ (25,498)	R$ (334,675)